Related parties - Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Included in trade and other receivables, net	$ 8	$ 13
Management fee, percentage of group's adjusted EBITDA (up to)	1.50%
Related party management fee	$ (27)	$ (27)	$ (29)
Bottom of range
Disclosure of transactions between related parties [line items]
Receivables, interest rate	4.40%	5.16%	5.16%
Top of range
Disclosure of transactions between related parties [line items]
Receivables, interest rate	5.15%	5.26%	5.25%
Balances and transactions with immediate and ultimate parent entities
Disclosure of transactions between related parties [line items]
Included in trade and other payables	$ 0	$ 0
Tax loss transfer	0	0	$ 0
Balances and transactions with joint ventures
Disclosure of transactions between related parties [line items]
Included in trade and other receivables, net	8	12
Sale of goods and services	$ 26	28	22
Balances and transactions with joint ventures | Bottom of range
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis	3.00%
Balances and transactions with joint ventures | Top of range
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis	6.00%
Balances and transactions with Rank Group Limited
Disclosure of transactions between related parties [line items]
Included in trade and other payables	$ (29)	(32)
Tax loss transfer	(2)	(3)	(1)
Included in trade and other receivables, net	339	328
Interest income	15	17	17
Recharges	(2)	(1)	(5)
Management fee	$ (29)	(28)	(31)
Balances and transactions with Rank Group Limited | Floating rate instruments
Disclosure of transactions between related parties [line items]
Receivables, adjustment to interest rate basis	3.25%
Balances and transactions with Rank Group North America, Inc.
Disclosure of transactions between related parties [line items]
Included in trade and other payables	$ 0	0
Included in trade and other receivables, net	0	0
Recharges	(22)	(17)	(16)
Recharges	1	2	1
Balances and transactions with other related parties
Disclosure of transactions between related parties [line items]
Included in trade and other payables	(1)	(1)
Included in trade and other receivables, net	0	1
Recharges	$ 3	$ 5	$ 5